Employee benefits - Fair Value of Plan Assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Disclosure of fair value of plan assets [line items]
Quoted equities	$ 366,203	$ 339,915
Quoted bonds	200,599	198,620
Property		34,399
Cash	111,545	17,285
Other	269,648	232,002
Plan assets	947,995	822,221
U.K.
Disclosure of fair value of plan assets [line items]
Quoted equities	366,203	339,915
Quoted bonds	200,599	198,541
Property		34,399
Cash	111,454	17,178
Other	230,150	197,517
Plan assets	908,406	787,550
Germany
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	0
Property		0
Cash	0	0
Other	12,803	13,250
Plan assets	12,803	13,250
Other
Disclosure of fair value of plan assets [line items]
Quoted equities	0	0
Quoted bonds	0	79
Property		0
Cash	91	107
Other	26,695	21,235
Plan assets	$ 26,786	$ 21,421